Consolidated Balance Sheets (Parenthetical) shares in Millions, $ in Millions	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares
Allowance for credit losses | $	$ 81		$ 78
Common stock, par or stated value per share | ₪ / shares		₪ 0.1		₪ 0.1
Ordinary shares, authorized	2,495		2,495
Ordinary shares, issued	1,257		1,240
Treasury shares	107		107